Form ABS-15G
Asset Backed Secutirtizer
Report Pursuant to Section 15G of
The Securities Exchange Act of 1934

Filer: Truman Capital Securitization, LLC
Commission File Number of securitizer: Pending
Central Key Index Number of securitizer: 0001617054

Filing under Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the period January 1, 2013 to December 31, 2013.
The securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(i)

Contact person for this report: William A. Meeks  914-730-7102

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Truman Capital Securitization, LLC (Securitizer)
Date: August 18, 2014
William A. Meeks
William A. Meeks, Chief Financial Officer